Prepayments - Schedule of Prepayments (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Schedule of Prepayments, Current [Abstract]
Prepayment for live concert and entertainment productions	$ 10,535,833	$ 8,835,833
Prepayment for transportation services		12,061
Prepayment for payroll tax	1,129
Less: Provision for impairment loss on prepayments	(10,535,833)
Prepayments	$ 1,129	$ 8,847,894